Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 21 – Subsequent Events

On January 19, 2022, $7.3 million of a $7.6 million PPP loan was forgiven resulting in a remaining PPP Loan balance of $0.3 million. On January 31, 2022 the Company received an extension on the maturity date of the remaining balance to May 2, 2025. Payments will be made quarterly, of which $0.1 million is due within the next year.

On January 25, 2022, the Company exercised its option to extend the maturity date of the Subordinated Debt an additional six months to July 26, 2022. The Company recognized an additional $0.5 million in debt issuance costs related to the loan extension.

On January 27, 2022, the Company filed a S-8 registering 13,900,557 shares, of which 12,843,914 and 1,056,643 are available for issuance under the 2021 Equity Incentive Plan and 2021 Employee Stock Purchase Plan, respectively. The Company also granted 2,328,000 shares of which, 87,999 shares vested immediately. The total fair value of the vested shares, net of tax withholding was $0.3 million.

On March 30, 2022, the Company entered into an amendment with the First Lien and Second Lien Facility Lenders to waive the Fixed Charge Coverage Ratio for March 31, 2022. In addition, the Total Leverage Ratio covenant for the quarterly period of March 31, 2022 was reset. As consideration for entering into this amendment, the Company agrees to pay the First Lien Facility’s administrative agent a fee equal to $500,000. The fee shall be fully earned as of March 30, 2022 and shall be due and payable upon the end of the term loan. However, the fee shall be waived in its entirety if final payment in full occurs prior to or on May 30, 2022.

Management has evaluated all subsequent events until March 31, 2021, when the consolidated financial statements were issued. Accordingly, where applicable, the notes to these consolidated financial statements have been updated and adjustments to the Company’s consolidated financial statements have been reflected.